Minimum Lease Payments Receivable Due in Each of Next Five Years and Thereafter (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014
Leases Disclosure [Line Items]
2015	¥ 407,807
2016	286,155
2017	199,129
2018	119,182
2019	66,361
Thereafter	142,515
Total	¥ 1,221,149